Revenues and Cost of Revenues (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues And Cost Of Revenues [Abstract]
Sales of marine petroleum products	$ 6,590,998	$ 6,282,466	$ 7,208,440
Voyage revenues	30,410	25,049	22,726
Other revenues	40,393	27,214	27,794
Total Revenues	6,661,801	6,334,729	7,258,960
Cost of marine petroleum products	6,286,453	6,025,742	6,939,636
Cost of voyage revenues	14,729	16,202	15,136
Cost of other revenues	23,525	6,793	1,539
Total Cost of Revenues	$ 6,324,707	$ 6,048,737	$ 6,956,311